Investment Securities Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income or loss	$ 0		$ 0
Other than temporarily impaired available for sale securities	0	$ 0
Credit losses on other than temporary impaired available for sale securities	0	$ 0
Available-for-sale securities	617,000,000		591,000,000
Other than temporary impairment losses recognized in earnings	0
Insurance Regulatory Authorities Bonds on Deposit
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 11,000,000		$ 11,000,000